SECURITIES ACT FILE NO. 333-08653
INVESTMENT COMPANY ACT FILE NO. 811-07725

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 21	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 22	[X]

SEASONS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 SunAmerica Center
Los Angeles, California 90067-6022
(Address of Principal Executive Offices) (Zip Code)

(800.445.7862)
(Registrant's Telephone Number, including area code)

Robert M. Zakem, Esq.
Senior Vice President and General Counsel
AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza Five
Jersey City, NJ 07311-4992
(Name and Address for Agent for Service)

Copy to:

Mallary Reznik, Esq.
AIG Retirement Services, Inc.
1 SunAmerica Center, Century City
Los Angeles, CA 90067-6022

Margery K. Neale, Esq.
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date), pursuant to paragraph (b) of Rule 485
[X]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date), pursuant to paragraph (a) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SEASONS SERIES TRUST
Supplement to the Prospectus
Dated August 2, 2004

Focus Growth Portfolio. Effective February 15, 2005, the Focus Growth Portfolio will be permitted to invest in equity securities of any market capitalization without any limitations. Currently, the Portfolio is required to invest 80% of net assets in equity securities of large cap companies.

Under the section titled "TRUST HIGHLIGHTS," the chart relating to the Focus Growth Portfolio is replaced in its entirety with the following:

Seasons Focused Portfolios
Portfolio	Investment Goal	Principal Investment Strategy
Focus Growth Portfolio	long-term growth of capital	Active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.

Under the section titled "MORE INFORMATION ABOUT THE PORTFOLIOS," the first two rows on the chart relating to Focus Growth Portfolio are replaced in its entirety with the following:

Focus Growth Portfolio
What are the Portfolio's principal investments?	- Equity securities of companies of any market capitalization
What other types of investments may the Portfolio significantly invest in?	- Preferred stocks (up to 15% of net assets) Junk bonds (up to 20%)

Effective February 15, 2005, Fred Alger Management, Inc. ("Alger"), Marsico Capital Management LLC ("Marsico") and Salomon Brothers Asset Management Inc. ("Salomon") will no longer serve as subadvisers to the Focus Growth Portfolio. Credit Suisse Asset Management, LLC ("CSAM") and Janus Capital Management LLC ("Janus") will become subadvisers to the Focus Growth Portfolio. CSAM, Janus and AIG SunAmerica Asset Management Corp. ("SunAmerica") will each manage approximately one-third of the assets of the Focus Growth Portfolio.

Under the section titled "MANAGEMENT," under the heading "Information about the Subadvisers," references to Alger and Salomon are deleted in their entirety and the following disclosure is added:

Credit Suisse Asset Management, LLC. CSAM is a member of Credit Suisse Asset Management, the institutional mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients. As of September 30, 2004, Credit Suisse Asset Management managed over $27.5 billion in the U.S. and over $308.2 billion in 15 countries.

In the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to the Focus Growth Portfolio is deleted and replaced in its entirety with the following, effective February 15, 2005:
Portfolio or Managed Component	Manager(s)	Name and Title of Portfolio Manager (s) (and/or Management Team(s))	Experience
Focus Growth Portfolio	SunAmerica	- Brian P. Clifford Vice President and Portfolio Manager

Mr. Clifford joined SunAmerica in February 1998 as a portfolio manager and was named Vice President in October 1999. From 1995 until he joined SunAmerica, Mr. Clifford was a portfolio manager with Morgan Stanley Dean Witter.

Portfolio or Managed Component	Manager(s)	Name and Title of Portfolio Manager (s) (and/or Management Team(s))	Experience
Focus Growth Portfolio (continued)	CSAM	- Marian U. Pardo Managing Director

Ms. Pardo joined CSAM in January 2003, and specializes in large- and mid-capitalization U.S. growth equities. She had been with J.P. Morgan Fleming Asset Management where, from 1999 to December 2002, she served as managing director and co-manager of the U.S. Small Company Fund.

		- Calvin E. Chung Director	Mr. Chung joined CSAM in 2000 from Eagle Asset Management, where he was a vice president and senior technology equity analyst from 1997 to 1999.
- Leo M. Bernstein Director

Mr. Bernstein is an analyst and portfolio manager specializing in all sectors of technology hardware in U.S. small- and mid-capitalization, post-venture capital and distribution management equity portfolios.

	Janus	- Scott W. Schoelzel Vice President and Portfolio Manager

Mr. Schoelzel joined Janus in 1994. He has managed the Janus Twenty Fund since August 1997 and the Janus Aspen Capital Appreciation Portfolio and the Janus Adviser Capital Appreciation Fund since their inception.

PART C

OTHER INFORMATION

Item 22. Exhibits.

(a)	(i)	Declaration of Trust. Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on July 22, 1996.

(ii)

Establishment and Designation of Shares effective February 25, 1997. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(iii)

Establishment and Designation of Shares effective October 20, 1998. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(iv)

Establishment and Designation of Shares effective July 1, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(v)

Establishment and Designation of Shares of Beneficial Interest effective October 16, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(vi)

Establishment and Designation of Shares of Beneficial Interest effective December 29, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(vii)

Establishment and Designation of Shares of Beneficial Interest effective September 24, 2001. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(viii)

Establishment and Designation of Classes effective November 11, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2003.

(ix)

Establishment and Designation of Shares of Beneficial Interest effective November 1, 2004. Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's N-1A (File No. 333-08653) filed on November 4, 2004.

(b)	(i)

Amended and Restated By-Laws dated June 15, 2004. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(c)		Instruments Defining Rights of Shareholder. Incorporated by reference to Exhibits (a) and (b) above.

(d)	(i)

Investment Advisory and Management Agreement dated September 24, 2001 Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(ii)

Subadvisory Agreement between SunAmerica and AIG Global Investment Corp. ("AIGGIC") dated December 10, 2001. Incorporated Herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2003.

(iii)

Subadvisory Agreement between SunAmerica and American Century Investment Management, Inc. dated August 21, 2001. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(iv)

Subadvisory Agreement between SunAmerica and BAMCO, Inc. dated September 15, 2003. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(v)

Subadvisory Agreement between SunAmerica Asset Management Corp. ("SunAmerica") and Fred Alger Management, Inc. dated May 23, 2000. Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on June 30, 2000.

(vi)

Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(vii)

Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(viii)

Subadvisory Agreement between SunAmerica and Harris Associates L.P. dated September 24, 2001. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(ix)

Subadvisory Agreement between SunAmerica and Janus Capital Management LLC dated April 3, 2002. Incorporated Herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2003.

(x)

Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated June 16, 2003. Incorporated Herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2003.

(xi)

Subadvisory Agreement between SunAmerica and Lord Abbett & Co. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(xii)

Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC dated May 23, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(xiii)

Subadvisory Agreement between SunAmerica and Putnam Investment Management, Inc. dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(xiv)

Subadvisory Agreement between SunAmerica and Dresdner RCM Global Investors LLC dated August 21, 2001. Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on September 24, 2001.

(xv)

Subadvisory Agreement between SunAmerica and Salomon Brothers Asset Management, Inc. dated October 1, 2002. Incorporated Herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2003.

(xvi)

Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(xvii)

Subadvisory Agreement between SunAmerica and EQSF Advisers, Inc. (Third Avenue Management LLC) dated August 27, 2002. Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on September 24, 2001.

(xviii)

Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. dated July 29, 2002. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(xix)

Subadvisory Agreement between SunAmerica and Wellington Management Company dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(e)		Inapplicable.

(f)		Inapplicable.

(g)		Custodian Contract. Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on form N-1A (File No. 333-08653) filed on April 1, 1997.

(h)	(i)

Fund Participation Agreement between Registrant and Anchor National Life Insurance Company, on behalf of itself and Variable Annuity Account Five. Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on April 1, 1997.

(ii)

Form of Addendum to Fund Participation Agreement for Class B Shares dated November 29, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(iii)

Form of Addendum to Fund Participation Agreement for Class 3 Shares dated August 27, 2004. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(i)		Opinion and Consent of Counsel. Filed herewith.

(j)

Consent of Independent Accountants. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(k)		Inapplicable.

(l)		Inapplicable.

(m)	(i)

Plan of Distribution Pursuant to Rule 12b-1 (Class 2 Shares) by the Registrant on behalf of its separately designated series dated August 27, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2003.

(ii)

Plan of Distribution Pursuant to Rule 12b-1 (Class 3 Shares) by the Registration on behalf of its separately designated series dated August 27, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2003.

(n)	(i)	18f-3 Plan. Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on September 28, 2000.

(ii)

Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on August 26, 2002.

(p)	(i)

Code of Ethics for the Trust and SunAmerica. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(ii)

Code of Ethics of Dresdner RCM Global Investors LLC. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(iii)

Code of Ethics of Fred Alger Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on December 14, 2000.

(iv)

Code of Ethics of Goldman Sachs Asset Management and Goldman Sachs Asset Management International. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(v)

Code of Ethics of Janus Capital Corporation. Incorporated herein by reference to Post-Effective Amendment No. 95 to Janus Investment Fund's Registration Statement on Form N-1A (File No. 2-34393) filed on September 13, 2000.

(vi)

Code of Ethics of Lord, Abbett & Co. Incorporated herein by reference to Post-Effective Amendment No. 2 to Large Cap Growth Fund's Registration Statement on Form N-1A (File No. 333-31432) filed on November 30, 2000.

(vii)

Code of Ethics of Marsico Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(viii)

Code of Ethics of Putnam Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(ix)

Code of Ethics of T. Rowe Price Associates, Inc. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(x)

Code of Ethics of Wellington Management Company, LLP. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(xi)

Code of Ethics for American Century Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(xii)

Code of Ethics for EQSF Advisers, Inc. (Third Avenue Management LLC). Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2001.

(xiii)

Code of Ethics for Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit p (2) of Post-Effective Amendment No. 42 to Thornburg Investment Trust's Registration Statement on Form N-1A (File No. 33-14905) filed on September 1, 2000.

(xiv)

Code of Ethics of Harris Associates L.P. Incorporated herein by reference to Exhibit (p) (i) of Post-Effective Amendment No. 25 to Harris Associates Investment Trust's Registration Statement on form N-1A (File No. 33-38953) filed on January 26, 2001.

(xv)

Code of Ethics of J.P. Morgan Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2003.

(xvi)

Code of Ethics of AIG Global Investment Corp. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(xvii)

Code of Ethics of Salomon Brothers Asset Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(xviii)	Code of Ethics of BAMCO, Inc. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

Item 23. Persons Controlled by or under Common Control with Registrant.

There are no persons controlled by or under common control with the Registrant.

Item 24. Indemnification.

Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

ARTICLE VI

INDEMNIFICATION

The Trust shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interest of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

(b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such Person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

(e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, at the discretion of the Board.

(g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

(h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

(i) The Trust shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The Investment Advisory and Management Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties involved in the conduct of office on the part of the Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Adviser) the Adviser shall not be subject to liability to the Trust or to any shareholder of the trust or to any other person for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36 (b) of the Investment Company Act of 1940, as amended, concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

Certain of the Subadvisory Agreements provide for similar indemnification of the Subadviser by the Adviser.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the even that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25. Business And Other Connections of Adviser.

"SunAmerica", the Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SunAmerica on file with the Securities and Exchange Commission (the "Commission") (File No. 801-19813) for a description of the names and employment of the directors and officers of SunAmerica and other required information.

AIGGIC, American Century Investment Management, Inc., BAMCO, Inc, Fred Alger Management, Inc., Goldman Sachs Asset Management LP, Goldman Sachs Asset Management International, Harris Associates L.P., Janus Capital Management, Inc. (f/k/a Janus Capital Corporation), J.P. Morgan Investment Management, Inc., Lord, Abbett & Co. LLC, Marsico Capital Management, LLC, Putnam Investment Management, Inc., RMC Capital Management LLC (f/k/a Dresdner RCM Global Investors LLC), T. Rowe Price Associates, Inc., Third Avenue Management LLC (f/k/a EQSF Advisers, Inc.), Thornburg Investment Management, Inc., Wellington Management Company, Franklin Associates, Inc. and Ibbotson Associates, the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of American Century Investment Management, Inc., BAMCO, Inc, Fred Alger Management, Inc., Goldman Sachs Asset Management LP, Goldman Sachs Asset Management International, Harris Associates L.P., Janus Capital Management, Inc. (f/k/a Janus Capital Corporation), J.P. Morgan Investment Management, Inc., Lord, Abbett & Co. LLC, Marsico Capital Management, LLC, Putnam Investment Management, Inc., RMC Capital Management LLC, T. Rowe Price Associates, Inc., Third Avenue Management LLC, Thornburg Investment Management, Inc., Wellington Management Company, Franklin Associates, Inc. and Ibbotson Associates, and other required information:

FILE NO.

AIG Global Investment Corp.	801-18759

American Century Investment Management, Inc.	801-08174

BAMCO, Inc.	801-29080

Fred Alger Management, Inc.	801-06709

Goldman Sachs Asset Management LP	801-37591

Goldman Sachs Asset Management International	801-38157

Harris Associates L.P.	801-50333

Janus Capital Management LLC (f/k/a Janus Capital Corporation)	801-13991

J.P. Morgan Investment Management, Inc.	801-21011

Lord, Abbett & Co. LLC	801-6997

Marsico Capital Management, LLC	801-54914

Putnam Investment Management, L.L.C.	801-7974

RMC Capital Management LLC (f/k/a Dresdner RCM Global Investors LLC)	801-56308

Salomon Brothers Asset Management, Inc.	801-32046

T. Rowe Price Associates, Inc.	801-856

Third Avenue Management LLC (f/k/a EQSF Advisers, Inc.)	801-27792

Thornburg Investment Management, Inc.	801-17853

Wellington Management Company, LLP	801-15908

Item 26. Principal Underwriters.

There is no Principal Underwriter for the Registrant.

Item 27. Location of Accounts and Records.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.

AIGGIC is located at 175 Water Street, New York, New York, 10038.

American Century Investment Management, Inc. is located at American Century Tower, 4500 Main Street, Kansas City, Missouri, 64111.

BAMCO, Inc. is located at 767 Fifth Avenue, New York, New York 10153.

Fred Alger Management, Inc. is located at 111 Fifth Avenue, New York, New York 10003.

Goldman Sachs Asset Management LP is located at 32 Old Slip, New York, New York, 10005.

Goldman Sachs Asset Management International is located at Christchurch Court 10-15 Newgate Street, London EC4M 7HD, England.

Harris Associates L.P. is located at Two North LaSalle Street, Chicago, Illinois, 60602.

Janus Capital Management, Inc. is located at 151 Detroit Street, Denver, Colorado, 80206.

J.P. Morgan Investment Management, Inc. is located at 522 Fifth Avenue, New York, New York 10036.

Lord, Abbett & Co. LLC is located at 90 Hudson Street, Jersey City, New Jersey, 07302.

Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1300, Denver, Colorado, 80202.

RCM Capital Management LLC is located at Four Embarcadero Center, San Francisco, California, 94111.

Putnam Investment Management, L.L.C. is located at One Post Office Square, Boston, Massachusetts, 02109.

Salomon Brothers Asset Management Inc is located at 399 Park Avenue, New York, New York 10022.

SunAmerica is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland, 21202.

Third Avenue Management LLC is located at 622 Third Avenue, New York, New York, 10017.

Thornburg Investment Management, Inc. is located at 119 East Marcy Street, Santa Fe, New Mexico, 87501.

Wellington Management Company, LLP is located at 75 State Street, Boston, Massachusetts, 02109.

Each of the Adviser and Subadvisers maintain the books, accounts and records required to be maintained pursuant to Section 31 (a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 28. Management Services.

Inapplicable.

Item 29. Undertakings.

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 20 (the "Amendment") to the Registration Statement under rule 485(a) under the Securities Act and has duly caused the Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and the State of New Jersey, on the 19th day of November, 2004.
SEASONS SERIES TRUST

By:	/s/ Robert M. Zakem Robert M. Zakem President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 21 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
/s/ Robert M. Zakem Robert M. Zakem	President (Principal Executive Officer)	November 19, 2004

/s/ Donna M. Handel Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	November 19, 2004

* _________________ Jana W. Greer	Trustee and Chairman	November 19, 2004

* _________________ Monica Lozano	Trustee	November 19, 2004

* __________________ Allan L. Sher	Trustee	November 19, 2004

* __________________ Bruce G. Wilson	Trustee	November 19, 2004

* __________________ Carl D. Covitz	Trustee	November 19, 2004

* __________________ Gilbert T. Ray	Trustee	November 19, 2004

*By:	/s/ Nori L. Gabert Nori L. Gabert Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Exhibit

(i)	Opinion and Consent of Counsel